S000077112 [Member] Expense Example - iShares Environmentally Aware Real Estate ETF - iShares Environmentally Aware Real Estate ETF	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	$ 381